Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity investments [Abstract]
Equity accounted investments [text block]
(in USD million)	Lundin Petroleum AB	Other equity accounted investments	Total

Investment at 31 December 2017	1,125	1,426	2,551
Net income/(loss) from equity accounted investments	10	281	291
Acquisitions and increase in paid in capital	0	548	548
Dividend and other distributions	(31)	(244)	(275)
Other comprehensive income/(loss)	(5)	(66)	(70)
Divestments, derecognition and decrease in paid in capital	0	(183)	(183)

Investment at 31 December 2018	1,100	1,763	2,862

Summarised financial information relating to Lundin Petroleum AB [text block]
	Lundin Petroleum AB
(in USD million)	2018	2017

At 31 December
Current assets	79	101
Non-Current assets	3,010	2,920
Current liabilities	(58)	(62)
Non-Current liabilities	(1,931)	(1,834)
Net assets	1,100	1,125
Year ended 31 December
Gross revenues	495	376
Income/(loss) before tax	225	226
Net income/(loss)	10	126

Capital expenditures	231	250